Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	June 30,
	2024	2025
		(Unaudited)
Deductible VAT input	2,326,470	2,712,115
Prepayment to vendors	755,376	1,248,448
Deposits	376,130	248,070
Receivables from third party online payment service providers	85,621	83,823
Other receivables	91,271	154,470
Less: Allowance for credit losses	(1,912)	(1,931)
Total	3,632,956	4,444,995